Summary of Significant Accounting Policies: (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment	$ 69,716	$ 66,770	$ 54,943
Accumulated depreciation	(12,782)	(7,595)	(1,325)
Property and equipment, net	$ 56,934	$ 59,175	$ 53,618